Capital management (Tables)	6 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Summary of Regulatory Capital and Capital Ratios
The Bank’s regulatory capital, total loss absorbing capacity and leverage measures were as follows:

	As at
($ millions)	April 30 2022	January 31 2022	October 31 2021
Capital (1)
Common Equity Tier 1 capital	$51,547	$52,150	$51,010
Net Tier 1 capital	57,201	57,911	57,915
Total regulatory capital	66,628	65,527	66,101
Total loss absorbing capacity (2)	133,841	122,613	115,681
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets (1)(3)	$445,273	$433,682	$416,105
Leverage exposures (4)	1,360,184	1,308,247	1,201,766
Regulatory ratios (1)
Common Equity Tier 1 capital ratio	11.6%	12.0%	12.3%
Tier 1 capital ratio	12.8%	13.4%	13.9%
Total capital ratio	15.0%	15.1%	15.9%
Total loss absorbing capacity ratio (2)	30.1%	28.3%	27.8%
Leverage ratio (4)	4.2%	4.4%	4.8%
Total loss absorbing capacity leverage ratio (2)	9.8%	9.4%	9.6%
(1)	This measure has been disclosed in this document in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2018).
(2)
This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018). Results for October 31, 2021 are shown for comparative purposes and were not a regulatory requirement.

(3)	As at April 30, 2022, January 31, 2022 and October 31, 2021, the Bank did not have a regulatory capital floor add-on for CET1, Tier 1, Total capital and TLAC RWA.
(4)	This measure has been disclosed in this document in accordance with OSFI Guideline – Leverage Requirements (November 2018).